Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended				2 Months Ended	3 Months Ended				4 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 31, 2020 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 28, 2022 USD ($)	Oct. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares	Apr. 30, 2020 USD ($) $ / shares	Jul. 31, 2020 USD ($) $ / shares	Jul. 31, 2019 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																	$ 121,080	$ 8,183	$ 5,978
Gain (Loss) on Disposition of Property Plant Equipment																	$ 33,625	$ 0	$ 0
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit | $ / shares	$ 0.05	$ 0.05	$ 0.30	$ 0.30				$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05	$ 0.30	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Feb. 11, 2022	Feb. 12, 2021	Feb. 13, 2020	Feb. 14, 2019				Nov. 13, 2020	May 14, 2019	May 14, 2021	May 14, 2020	Aug. 13, 2020	Aug. 09, 2019	Aug. 12, 2021	Nov. 14, 2019	Nov. 12, 2021
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2022	Feb. 09, 2021	Feb. 11, 2020	Feb. 11, 2019				Nov. 09, 2020	May 10, 2019	May 11, 2021	May 11, 2020	Aug. 10, 2020	Aug. 06, 2019	Aug. 09, 2021	Nov. 07, 2019	Nov. 08, 2021
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,541	$ 579	$ 3,365	$ 3,458				$ 579	$ 3,364	$ 1,127	$ 3,366	$ 562	$ 3,364	$ 1,368	$ 3,364	$ 1,541
Subsequent Event [Member] | Quarterly Cash Distribution [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit | $ / shares	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Feb. 11, 2022
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2022
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,541
Subsequent Event [Member] | Navios Utmost [Member]
Subsequent Event [Line Items]
Vessel year built					2006
Vessel capacity in TEU					8,204
Subsequent Event [Member] | Navios Unite [Member]
Subsequent Event [Line Items]
Vessel type					Containerships
Subsequent Event [Member] | Navios Utmost and Navios Unite [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 220,000
Date of expected delivery of vessel					second half of 2022
Gain (Loss) on Disposition of Property Plant Equipment					$ 144,304
Subsequent Event [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 55,000
Proceeds from Lines of Credit						$ 55,000
Long-term Debt, Description							in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes
Maturity date							March 2027
Debt Instrument, Description of Variable Rate Basis							daily cumulative or non-cumulative compounded RFR
Debt Instrument, Basis Spread on Variable Rate							2.25%